Average Annual Total Returns	0 Months Ended
	Oct. 01, 2011
(Wells Fargo Income Funds - Investor) | (WF Total Return Bond Fund) | Investor Class
Average Annual Return:
1 Year	7.00%
5 Year	6.07%
10 Year	5.88%
Inception Date of Share Class	Apr. 08, 2005
(Wells Fargo Income Funds - Investor) | (WF Total Return Bond Fund) | Investor Class | (after taxes on distributions)
Average Annual Return:
1 Year	4.21%
5 Year	4.14%
10 Year	3.93%
Inception Date of Share Class	Apr. 08, 2005
(Wells Fargo Income Funds - Investor) | (WF Total Return Bond Fund) | Investor Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	4.75%
5 Year	4.07%
10 Year	3.87%
Inception Date of Share Class	Apr. 08, 2005
(Wells Fargo Income Funds - Investor) | (WF Total Return Bond Fund) | Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	6.54%
5 Year	5.80%
10 Year	5.84%
(Wells Fargo Income Funds - Administrator) | (WF Total Return Bond Fund) | Administrator Class
Average Annual Return:
1 Year	7.18%
5 Year	6.30%
10 Year	6.13%
Inception Date of Share Class	Jun. 30, 1997
(Wells Fargo Income Funds - Administrator) | (WF Total Return Bond Fund) | Administrator Class | (after taxes on distributions)
Average Annual Return:
1 Year	4.33%
5 Year	4.29%
10 Year	4.13%
Inception Date of Share Class	Jun. 30, 1997
(Wells Fargo Income Funds - Administrator) | (WF Total Return Bond Fund) | Administrator Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	4.87%
5 Year	4.22%
10 Year	4.06%
Inception Date of Share Class	Jun. 30, 1997
(Wells Fargo Income Funds - Administrator) | (WF Total Return Bond Fund) | Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	6.54%
5 Year	5.80%
10 Year	5.84%
(Wells Fargo Income Funds - Administrator) | (WF Inflation-Protected Bond Fund) | Administrator Class
Average Annual Return:
1 Year	6.31%
5 Year	4.81%
Since Inception	4.77%	[1]
Inception Date of Share Class	Feb. 28, 2003
(Wells Fargo Income Funds - Administrator) | (WF Inflation-Protected Bond Fund) | Administrator Class | (after taxes on distributions)
Average Annual Return:
1 Year	5.58%
5 Year	3.58%
Since Inception	3.34%	[1]
Inception Date of Share Class	Feb. 28, 2003
(Wells Fargo Income Funds - Administrator) | (WF Inflation-Protected Bond Fund) | Administrator Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	4.09%
5 Year	3.38%
Since Inception	3.24%	[1]
Inception Date of Share Class	Feb. 28, 2003
(Wells Fargo Income Funds - Administrator) | (WF Inflation-Protected Bond Fund) | Barclays Capital U.S. TIPS Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	6.31%
5 Year	5.33%
Since Inception	5.31%	[1]
(Wells Fargo Income Funds - Class R) | (WF Total Return Bond Fund) | Class R
Average Annual Return:
1 Year	6.87%
5 Year	5.92%
10 Year	5.73%
Inception Date of Share Class	Jul. 09, 2010
(Wells Fargo Income Funds - Class R) | (WF Total Return Bond Fund) | Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	6.54%
5 Year	5.80%
10 Year	5.84%
(Wells Fargo Income Funds - Institutional) | (WF Total Return Bond Fund) | Institutional Class
Average Annual Return:
1 Year	7.49%
5 Year	6.60%
10 Year	6.37%
Inception Date of Share Class	Oct. 31, 2001
(Wells Fargo Income Funds - Institutional) | (WF Total Return Bond Fund) | Institutional Class | (after taxes on distributions)
Average Annual Return:
1 Year	4.52%
5 Year	4.48%
10 Year	4.28%
Inception Date of Share Class	Oct. 31, 2001
(Wells Fargo Income Funds - Institutional) | (WF Total Return Bond Fund) | Institutional Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	5.06%
5 Year	4.41%
10 Year	4.21%
Inception Date of Share Class	Oct. 31, 2001
(Wells Fargo Income Funds - Institutional) | (WF Total Return Bond Fund) | Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	6.54%
5 Year	5.80%
10 Year	5.84%
(Wells Fargo Income Funds - Retail) | (WF Total Return Bond Fund) | Class A
Average Annual Return:
1 Year	2.61%
5 Year	5.22%
10 Year	5.53%
Inception Date of Share Class	Oct. 31, 2001
(Wells Fargo Income Funds - Retail) | (WF Total Return Bond Fund) | Class A | (after taxes on distributions)
Average Annual Return:
1 Year	(0.04%)
5 Year	3.31%
10 Year	3.66%
Inception Date of Share Class	Oct. 31, 2001
(Wells Fargo Income Funds - Retail) | (WF Total Return Bond Fund) | Class A | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	1.88%
5 Year	3.34%
10 Year	3.62%
Inception Date of Share Class	Oct. 31, 2001
(Wells Fargo Income Funds - Retail) | (WF Total Return Bond Fund) | Class B
Average Annual Return:
1 Year	1.33%
5 Year	5.02%
10 Year	5.50%
Inception Date of Share Class	Oct. 31, 2001
(Wells Fargo Income Funds - Retail) | (WF Total Return Bond Fund) | Class C
Average Annual Return:
1 Year	5.27%
5 Year	5.34%
10 Year	5.18%
Inception Date of Share Class	Oct. 31, 2001
(Wells Fargo Income Funds - Retail) | (WF Total Return Bond Fund) | Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	6.54%
5 Year	5.80%
10 Year	5.84%
(Wells Fargo Income Funds - Retail) | (WF Inflation-Protected Bond Fund) | Class A
Average Annual Return:
1 Year	0.91%
5 Year	3.52%
Since Inception	3.88%	[1]
Inception Date of Share Class	Feb. 28, 2003
(Wells Fargo Income Funds - Retail) | (WF Inflation-Protected Bond Fund) | Class A | (after taxes on distributions)
Average Annual Return:
1 Year	0.27%
5 Year	2.37%
Since Inception	2.54%	[1]
Inception Date of Share Class	Feb. 28, 2003
(Wells Fargo Income Funds - Retail) | (WF Inflation-Protected Bond Fund) | Class A | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	0.58%
5 Year	2.32%
Since Inception	2.51%	[1]
Inception Date of Share Class	Feb. 28, 2003
(Wells Fargo Income Funds - Retail) | (WF Inflation-Protected Bond Fund) | Class B
Average Annual Return:
1 Year	0.24%
5 Year	3.40%
Since Inception	3.75%	[1]
Inception Date of Share Class	Feb. 28, 2003
(Wells Fargo Income Funds - Retail) | (WF Inflation-Protected Bond Fund) | Class C
Average Annual Return:
1 Year	4.23%
5 Year	3.77%
Since Inception	3.73%	[1]
Inception Date of Share Class	Feb. 28, 2003
(Wells Fargo Income Funds - Retail) | (WF Inflation-Protected Bond Fund) | Barclays Capital U.S. TIPS Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	6.31%
5 Year	5.33%
Since Inception	5.31%	[1]

[1]	Performance Since 2/28/2003